Other (income) expense, net, operating and Other expense (income), net (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 02, 2023	Jul. 03, 2022	Jul. 02, 2023	Jul. 03, 2022	Jan. 01, 2023	Jan. 02, 2022	Jan. 03, 2021
Other Operating Income (Expense), Net [Abstract]
Litigation (income) expense					$ (7)	$ 92	$ 3,967
Royalty Income	$ (1)	$ (13)	$ (8)	$ (20)	(39)	(89)	(100)
Other					23	12	4
Total Other operating expense (income), net	1	13	(16)	8	(23)	15	3,871
Other Nonoperating Income (Expense) [Abstract]
Currency losses on transactions	12	5	28	(2)	42	20	40
Other					4	25	3
Total Other expense (income), net	$ 10	$ (5)	$ 40	$ (6)	$ 38	(5)	37
Brazil VAT
Other Operating Income (Expense), Net [Abstract]
Litigation (income) expense						(74)
Talc-Related Costs
Other Operating Income (Expense), Net [Abstract]
Litigation (income) expense						$ (154)	$ (4,029)